Segment Reporting - Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Voyage revenues	$ 397,991	$ 402,928	$ 399,276
Voyage recoveries (expenses)	(1,146)	(3,321)	(2,857)
Vessel operating expenses	(94,101)	(95,808)	(99,949)
Depreciation and amortization	(92,253)	(94,127)	(97,884)
General and administrative expenses	(25,118)	(23,860)	(20,444)
Restructuring charge	(4,001)	(1,989)	(1,786)
Income from vessel operations	181,372	183,823	176,356
Equity income	84,171	115,478	123,282
Investment in and advances to equity accounted joint ventures	883,731	891,478
Total assets	3,910,923	3,760,454
Expenditures for vessels and equipment	(191,969)	(194,255)	(470,213)
Expenditures for dry docking	(10,357)	(13,471)	(27,203)
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	305,056	307,426	285,694
Voyage recoveries (expenses)	203	(1,768)	(407)
Vessel operating expenses	(63,344)	(59,087)	(55,459)
Depreciation and amortization	(71,323)	(71,711)	(71,485)
General and administrative expenses	(19,392)	(17,992)	(13,913)
Income from vessel operations	151,200	156,868	144,430
Equity income	84,171	115,478	123,282
Investment in and advances to equity accounted joint ventures	883,731	891,478
Total assets	3,550,396	3,379,279
Expenditures for vessels and equipment	(191,642)	(193,669)	(469,463)
Expenditures for dry docking	(8,659)	(8,127)	(21,090)
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Voyage revenues	92,935	95,502	113,582
Voyage recoveries (expenses)	(1,349)	(1,553)	(2,450)
Vessel operating expenses	(30,757)	(36,721)	(44,490)
Depreciation and amortization	(20,930)	(22,416)	(26,399)
General and administrative expenses	(5,726)	(5,868)	(6,531)
Restructuring charge	(4,001)	(1,989)	(1,786)
Income from vessel operations	30,172	26,955	31,926
Total assets	360,527	381,175
Expenditures for vessels and equipment	(327)	(586)	(750)
Expenditures for dry docking	$ (1,698)	$ (5,344)	$ (6,113)